Other Current Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Product Information [Line Items]
Other current taxes payable	$ 9.0	$ 4.6
VAT payable	8.2	6.6
Corporate income taxes payable	6.3	4.4
Accrued payroll and severance	$ 0.8	$ 0.7
Operating lease liability, current [extensible list]	Total	Total
Operating lease liability, current	$ 0.2	$ 0.7
Other current liabilities	1.6	1.4
Total	40.5	22.3
Deferred Mobilization Revenue
Product Information [Line Items]
Deferred mobilization/demobilization revenue	13.7	3.9
Deferred Demobilization Revenue
Product Information [Line Items]
Deferred mobilization/demobilization revenue	$ 0.7	$ 0.0